Property, Plant and Equipment - Summary of assets used by the Company (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,693,837.0		$ 1,975,118.7
Ending balance	3,064,475.0	$ 100,080.9	2,693,837.0	$ 1,975,118.7
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,693,815.7		1,975,114.0
Ending balance	3,064,424.3		2,693,815.7	1,975,114.0
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,362,521.9		5,237,145.1	4,426,223.8
Additions (Deductions)	897,518.8		1,139,892.1	835,406.3
Disposals or retirements	(32,436.7)		(27,792.4)	(26,566.7)
Transfers from right-of-use assets	4.4
Transfers from assets subject to operating leases	80.4			1,479.1
Transfers to assets subject to operating leases	(71.1)		(65.8)	(244.6)
Effect of exchange rate changes	(9,072.2)		13,342.9	847.2
Ending balance	7,218,545.5		6,362,521.9	5,237,145.1
Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,668,706.2		3,262,031.1	2,871,637.9
Additions (Deductions)	519,466.2		425,416.3	411,483.9
Disposals or retirements	(31,314.9)		(26,640.9)	(22,599.2)
Transfers from right-of-use assets	1.9
Transfers from assets subject to operating leases	53.5			451.9
Transfers to assets subject to operating leases	(45.7)		(40.3)	(68.3)
Impairment			790.7	274.4
Effect of exchange rate changes	(2,746.0)		7,149.3	850.5
Ending balance	4,154,121.2		3,668,706.2	3,262,031.1
Land and Land Improvements [Member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,105.7		5,988.4
Ending balance	7,063.9		7,105.7	5,988.4
Land and Land Improvements [Member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,661.8		6,488.2	3,942.6
Additions (Deductions)	0.0		816.4	2,587.2
Effect of exchange rate changes	(39.8)		357.2	(41.6)
Ending balance	7,622.0		7,661.8	6,488.2
Land and Land Improvements [Member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	556.1		499.8	506.1
Additions (Deductions)	1.3		1.4	1.3
Effect of exchange rate changes	0.7		54.9	(7.6)
Ending balance	558.1		556.1	499.8
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	294,108.5		270,432.5
Ending balance	430,809.1		294,108.5	270,432.5
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	637,046.9		576,597.8	522,447.4
Additions (Deductions)	182,033.3		59,443.8	53,971.3
Disposals or retirements	(585.5)		(236.8)	(41.1)
Transfers from assets subject to operating leases				35.5
Effect of exchange rate changes	(671.7)		1,242.1	184.7
Ending balance	817,823.0		637,046.9	576,597.8
Buildings [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	342,938.4		306,165.3	271,799.5
Additions (Deductions)	45,052.9		35,982.4	34,331.6
Disposals or retirements	(583.0)		(225.6)	(36.5)
Transfers from assets subject to operating leases				15.1
Effect of exchange rate changes	(394.4)		1,016.3	55.6
Ending balance	387,013.9		342,938.4	306,165.3
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,031,061.7		1,081,209.8
Ending balance	1,685,977.1		1,031,061.7	1,081,209.8
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,295,942.6		3,984,749.2	3,607,005.7
Additions (Deductions)	1,120,848.7		330,782.7	401,659.0
Disposals or retirements	(28,525.9)		(25,846.4)	(26,192.2)
Transfers from right-of-use assets	4.4
Transfers from assets subject to operating leases	80.4			1,443.6
Transfers to assets subject to operating leases	(71.1)		(65.8)	(244.6)
Effect of exchange rate changes	(3,293.5)		6,322.9	1,077.7
Ending balance	5,384,985.6		4,295,942.6	3,984,749.2
Machinery and equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,264,880.9		2,903,539.4	2,555,530.0
Additions (Deductions)	463,825.3		380,216.2	368,777.7
Disposals or retirements	(27,407.7)		(24,706.7)	(22,230.1)
Transfers from right-of-use assets	1.9
Transfers from assets subject to operating leases	53.5			436.8
Transfers to assets subject to operating leases	(45.7)		(40.3)	(68.3)
Impairment				274.4
Effect of exchange rate changes	(2,299.7)		5,872.3	818.9
Ending balance	3,699,008.5		3,264,880.9	2,903,539.4
Office equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,487.9		24,327.6
Ending balance	33,075.1		25,487.9	24,327.6
Office equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85,028.0		76,154.2	68,862.7
Additions (Deductions)	18,205.5		10,325.3	7,643.0
Disposals or retirements	(3,325.3)		(1,709.2)	(333.4)
Effect of exchange rate changes	(83.1)		257.7	(18.1)
Ending balance	99,825.1		85,028.0	76,154.2
Office equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,540.1		51,826.6	43,802.3
Additions (Deductions)	10,586.7		9,216.3	8,373.3
Disposals or retirements	(3,324.2)		(1,708.6)	(332.6)
Effect of exchange rate changes	(52.6)		205.8	(16.4)
Ending balance	66,750.0		59,540.1	51,826.6
Equipment under installation and construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,336,051.9		593,155.7
Ending balance	907,499.1		1,336,051.9	593,155.7
Equipment under installation and construction in progress [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,336,842.6		593,155.7	223,965.4
Additions (Deductions)	(423,568.7)		738,523.9	369,545.8
Effect of exchange rate changes	(4,984.1)		5,163.0	(355.5)
Ending balance	908,289.8		1,336,842.6	593,155.7
Equipment under installation and construction in progress [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	790.7		0.0	0.0
Impairment			790.7	0.0
Ending balance	$ 790.7		$ 790.7	$ 0.0